Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 14,946	$ 16,549
Cost of revenues	11,718	13,167
Inventory Impairment	671
Gross profit	2,557	3,382
Operating costs and expenses:
Research and development	21
Sales and marketing	1,953	1,899
General and administrative	843	1,158
Impairment of goodwill and intangible assets	988
Total operating costs and expenses	3,805	3,057
Operating income (loss)	(1,248)	325
Financial expenses, net	(137)	(129)
Income (loss) before taxes on income	(1,385)	196
Taxes on income		20
Net income (loss)	$ (1,385)	$ 176
Basic and diluted net income (loss) per share	$ (0.32)	$ 0.05
Weighted average number of shares used in computing net income (loss) per share:
Basic	4,265,456	3,844,775
Diluted	4,265,456	3,847,442